Statement of compliance	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Statement of compliance

2. Statement of compliance

The Company's consolidated financial statements are prepared in accordance with International Financial Reporting Standards - Accounting Standards (“IFRS Accounting Standards”) as issued by the International Accounting Standards Board (“IASB”).

a) Functional currency and foreign currency translation

i) Nu Holding's functional and presentation currency

Nu Holdings does not have any direct customers, and its main direct activities are (i) investing in the operating entities in Brazil, Mexico, Colombia, as well as in other countries, (ii) financing, either equity or debt, and (iii) the payment of certain general and administrative expenses. As a result, these are considered its primary and secondary activities, and all of them are substantially based in US Dollars (“US$”), which was selected as the functional and presentation currency of Nu Holdings.

ii) Subsidiary's functional currency

For each subsidiary of the Group, the Company determines the currency that best reflects the economic substance of the underlying events and circumstances relevant to that entity (“functional currency”). Items included in the financial statements of each subsidiary are measured using that functional currency. The functional currency of the Brazilian operating entities is the Brazilian Real, the Mexican entities is the Mexican Peso, and the Colombian entity is the Colombian Peso.

iii) Translation of transactions and balances

Foreign currency transactions and balances are translated in two consecutive stages:

● Foreign currency transactions are translated to the subsidiaries’ functional currency at the exchange rates at the date of the transactions; and the exchange differences arising on the translation of foreign currency balances to the functional currency are recognized under “Other expenses (income)” in the consolidated statements of income. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Revenues and expenses are translated using a monthly average exchange rate. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction.

● The financial statements of the subsidiaries held in functional currencies that are not US$ (foreign subsidiaries) are translated into US$, and the exchange differences arising from the translation to US$ of the financial statements denominated in functional currencies other than the US$ is recognized in the consolidated statements of comprehensive income or loss ("OCI") as an item that may be reclassified to profit or loss within “currency translation on foreign entities”.

The main criteria applied to the translation of financial statements of foreign subsidiaries to US$ are as follows:

● Assets and liabilities are converted into US$ at the exchange rate at the reporting date;

● Equity is translated into US$ at historical cost;

● Revenues and expenses are translated using a monthly average exchange rate; and

● Statements of cash flow items are translated into US$ using the average exchange rate for the reporting period.

b) New or revised accounting pronouncements and relevant matters adopted in 2025:

The following new or revised accounting standards issued by IASB, were effective for the year covered by these consolidated financial statements and had no significant impact.

•	Lack of Exchangeability (Amendments to IAS 21)
•	International Tax Reform — Pillar Two Model Rules (Amendments to IAS 12).

Brazil adopted Pillar Two rules, specifically the Qualified Domestic Minimum Top-up Tax (QDMTT) through enactment of Law nº 15.079/2024 in December 2024, which is effective as of January 1, 2025. QDMTT determines that a minimum 15% corporate income rate tax should be paid in each jurisdiction in which multinational groups operate. The Group's operations in Brazil and the majority of Brazilian entities have a statutory corporate income tax rate of 40%, which exceeds the QDMTT standards, therefore, there has been no impact of Pillar Two. There are no impacts related to Pillar Two for the other consolidated companies under Nu Holdings structure.

c) Other new or revised accounting pronouncements issued but not yet effective:

•	Classification and measurement of financial instruments (Amendments to IFRS 7 and IFRS 9).
•	Annual Improvements to IFRS Accounting Standards:
◦	IFRS 1: Hedge accounting by a first-time adopter;
◦	IFRS 7: Gain or loss on derecognition;
◦	IFRS 7: Disclosure of deferred difference between fair value and transaction price;
◦	IFRS 7: Introduction and credit risk disclosures;
◦	IFRS 9: Lessee derecognition of lease liabilities;
◦	IFRS 9: Transaction price;
◦	IFRS 10: Determination of a ‘de facto agent’;
◦	IAS 7: Cost method.

These amendments are effective as of January 1, 2026.

Management does not expect the adoption of the amendments described above to have a significant impact, other than additional disclosures, on the Group's consolidated financial statements.

•	Presentation and Disclosures in Financial Statements (IFRS 18):

The new standard replaces IAS 1 - Presentation of Financial Statements and determines a new structure for the statement of income by categorizing it into predefined sections: operating, investing, financing, discontinued operations, and income tax. It also requires the disclosure of management-defined performance measures (MPMs) in a single note within the financial statements. These amendments will take effect on January 1, 2027. The Group is reviewing the impacts of the new standard, and structuring action plans for its adoption.